SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue and Gross Profit by Reporting Segment
The following table presents revenue and gross profit by reportable segment for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022	2021
Hosting Segment(1)
Revenue:
Hosting revenue	$112,067	$159,688	$79,323
Equipment sales	—	82,829	248,235
Total revenue	112,067	242,517	327,558
Cost of revenue:
Cost of hosting services	87,245	169,717	77,678
Cost of equipment sales	—	67,114	177,785
Total cost of revenue	87,245	236,831	255,463
Gross profit	$24,822	$5,686	$72,095
Gross margin(2)	22%	2%	22%
Mining Segment
Digital asset mining revenue	$390,333	$397,796	$216,925
Total revenue	390,333	397,796	216,925
Cost of revenue	291,696	395,082	50,158
Gross profit	$98,637	$2,714	$166,767
Gross margin(2)	25%	1%	77%
Consolidated total revenue	$502,400	$640,313	$544,483
Consolidated cost of revenue	$378,941	$631,913	$305,621
Consolidated gross profit	$123,459	$8,400	$238,862
Consolidated gross margin(2)	25%	1%	44%
__________________
(1)During the year ended December 31. 2022, our “Hosting” segment also included sales of mining equipment to customers and was referred to as “Hosting and Equipment Sales”.
(2)Gross margin is calculated as gross profit as a percentage of total revenue.

Schedules of Customer Concentration Risk
For the years ended December 31, 2023, 2022 and 2021, the concentration of customers comprising 10% or more of the Company’s total revenue are as follows:

	Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022	2021

	Percent of total revenue:			Percent of Hosting segment revenue:
Customer
A	N/A	N/A	15%	N/A	N/A	26%
B	N/A	N/A	14%	N/A	N/A	23%
E	N/A	14%	N/A	N/A	38%	N/A
F(1)	11%	N/A	N/A	49%	N/A	N/A
__________________
(1)On the Effective Date, Customer F became a minority shareholder of the Company.
Reconciliation of Reportable Segment Gross Profit to Loss Before Income Taxes
A reconciliation of the reportable segment gross profit to (loss) income before income taxes included in the Company’s Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021, is as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Reportable segment gross profit	$123,459	$8,400	$238,862
(Loss) gain on legal settlement	—	—	(2,636)
Gain from sales of digital assets	3,893	44,298	4,814
Impairment of digital assets	(4,406)	(231,315)	(37,206)
Change in fair value of derivative instruments	(3,918)	—	—
Impairment of goodwill and other intangibles	—	(1,059,265)	—
Impairment of property, plant and equipment	—	(590,673)	—
Losses on exchange or disposal of property, plant and equipment	(1,956)	(28,025)	(118)
Operating expense:
Research and development	7,184	26,962	7,674
Sales and marketing	7,019	12,731	4,062
General and administrative	93,908	213,280	60,486
Total operating expense	108,111	252,973	72,222
Operating income (loss)	8,961	(2,109,553)	131,494
Non-operating expense, net:
(Gain) loss on debt extinguishment and other	(20,065)	287	8,016
Interest expense, net	86,238	96,826	44,354
Fair value adjustment on convertible notes	—	186,853	16,047
Fair value adjustment on derivative warrant liabilities	—	(37,937)	—
Reorganization items, net	191,122	(197,405)	—
Other non-operating (income) expenses, net	(2,530)	5,232	2
Total non-operating expense, net	254,765	53,856	68,419
(Loss) income before income taxes	$(245,804)	$(2,163,409)	$63,075